Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Construction and Housing Portfolio
May 31, 2024
HOU-NPRT1-0724
1.802162.120
Common Stocks - 99.6%
	Shares	Value ($)
Building Products - 22.5%
Building Products - 22.5%
AAON, Inc.	80,440	6,037,022
American Woodmark Corp. (a)	28,110	2,420,552
Apogee Enterprises, Inc.	40,620	2,639,081
Armstrong World Industries, Inc.	45,930	5,318,694
Builders FirstSource, Inc. (a)	106,615	17,142,626
Carlisle Companies, Inc.	42,340	17,710,399
Carrier Global Corp.	289,970	18,323,204
Fortune Brands Innovations, Inc.	118,250	8,284,595
Johnson Controls International PLC	534,841	38,460,416
Simpson Manufacturing Co. Ltd.	58,980	9,785,962
The AZEK Co., Inc. Class A, (a)	169,030	8,106,679
Trane Technologies PLC	115,860	37,939,516
UFP Industries, Inc.	10,456	1,249,283
		173,418,029
Chemicals - 0.5%
Diversified Chemicals - 0.2%
The Chemours Co. LLC	58,700	1,456,934
Specialty Chemicals - 0.3%
Sherwin-Williams Co.	6,820	2,071,916
TOTAL CHEMICALS		3,528,850
Construction & Engineering - 9.1%
Construction & Engineering - 9.1%
AECOM	130,150	11,367,301
Comfort Systems U.S.A., Inc.	17,600	5,761,184
EMCOR Group, Inc.	31,020	12,056,233
Fluor Corp. (a)	85,590	3,714,606
Quanta Services, Inc.	78,099	21,550,638
Willscot Mobile Mini Holdings (a)	402,880	15,885,558
		70,335,520
Construction Materials - 9.2%
Construction Materials - 9.2%
CRH PLC	364,400	29,793,344
Eagle Materials, Inc.	30,300	7,041,417
Martin Marietta Materials, Inc.	48,820	27,928,946
Vulcan Materials Co.	23,296	5,958,418
		70,722,125
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Generac Holdings, Inc. (a)	8,700	1,280,727
Equity Real Estate Investment Trusts (REITs) - 10.1%
Multi-Family Residential REITs - 5.6%
Elme Communities (SBI)	789,870	12,171,897
Equity Residential (SBI)	82,460	5,362,374
Essex Property Trust, Inc.	46,440	12,064,648
Mid-America Apartment Communities, Inc.	102,440	13,697,252
		43,296,171
Single-Family Residential REITs - 4.5%
Invitation Homes, Inc.	593,590	20,650,996
Sun Communities, Inc.	115,150	13,586,549
		34,237,545
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		77,533,716
Ground Transportation - 0.2%
Cargo Ground Transportation - 0.2%
U-Haul Holding Co. (non-vtg.)	25,900	1,574,461
Household Durables - 13.9%
Home Furnishings - 1.7%
Tempur Sealy International, Inc.	262,150	13,464,024
Homebuilding - 12.1%
Beazer Homes U.S.A., Inc. (a)	38,300	1,099,976
Blu Investments LLC (a)(b)(c)	11,990,913	3,717
D.R. Horton, Inc.	56,366	8,330,895
KB Home	118,730	8,382,338
Lennar Corp. Class A	37,120	5,952,192
M/I Homes, Inc. (a)	14,980	1,871,302
NVR, Inc. (a)	2,236	17,174,112
PulteGroup, Inc.	163,995	19,239,893
Toll Brothers, Inc.	103,000	12,528,920
TopBuild Corp. (a)	44,070	18,419,057
		93,002,402
Household Appliances - 0.1%
Whirlpool Corp. (d)	10,390	966,582
TOTAL HOUSEHOLD DURABLES		107,433,008
Real Estate Management & Development - 0.4%
Diversified Real Estate Activities - 0.1%
The RMR Group, Inc. Class A	37,460	881,434
Real Estate Services - 0.3%
Cushman & Wakefield PLC (a)	168,985	1,877,423
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,758,857
Specialty Retail - 32.8%
Home Improvement Retail - 31.7%
Floor & Decor Holdings, Inc. Class A (a)(d)	124,450	14,543,227
Lowe's Companies, Inc.	442,545	97,930,783
The Home Depot, Inc.	393,120	131,644,092
		244,118,102
Homefurnishing Retail - 1.1%
Williams-Sonoma, Inc.	29,480	8,644,126
TOTAL SPECIALTY RETAIL		252,762,228
Trading Companies & Distributors - 0.7%
Trading Companies & Distributors - 0.7%
Watsco, Inc.	8,050	3,822,945
WESCO International, Inc.	8,600	1,543,614
		5,366,559
TOTAL COMMON STOCKS (Cost $474,411,148)		766,714,080

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	4,023,751	4,024,556
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	15,055,794	15,057,300
TOTAL MONEY MARKET FUNDS (Cost $19,081,856)		19,081,856

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $493,493,004)	785,795,936
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(16,030,629)
NET ASSETS - 100.0%	769,765,307

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,717 or 0.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Investments LLC	5/21/20	20,739

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,003,395	43,083,714	44,062,452	68,120	(101)	-	4,024,556	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	18,901,475	49,805,056	53,649,231	3,858	-	-	15,057,300	0.1%
Total	23,904,870	92,888,770	97,711,683	71,978	(101)	-	19,081,856

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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